Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2020	Nov. 01, 2020
Cover [Abstract]
Entity Registrant Name	GUIDED THERAPEUTICS INC
Entity Central Index Key	0000924515
Document Type	10-Q/A
Document Period End Date	Sep. 30, 2020
Amendment Flag	true
Amendment Description	For the purposes of XBRL.
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22179
Entity Common Stock, Shares Outstanding		13,096,189
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2020